Related party transactions (Narrative) (Details) - USD ($)		12 Months Ended
	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Management fee percentage		5.00%		5.00%
Revaluation of contingent consideration		$ 700,000	$ 0	$ 89,900,000
Distributions				9,200,000
Seadrill
Related Party Transaction [Line Items]
Management fee percentage			5.00%
Management and administrative service agreement, termination notice period		90 days
Distributions				15,300,000
Seadrill | Performance guarantee
Related Party Transaction [Line Items]
Guarantee		$ 15,000,000	$ 7,000,000
Seadrill | Guarantee in favor of suppliers
Related Party Transaction [Line Items]
Guarantee		0	1,000,000
Seadrill | West Vela
Related Party Transaction [Line Items]
Contract revenue cost per day, tranche one		42,000
Contract revenue cost per day, tranche two		$ 40,000
Seadrill | West Polaris
Related Party Transaction [Line Items]
Percentage of contract revenue cost per day payable, tranche one		100.00%
Net contract dayrate, threshold		$ 450,000
Percentage of contract revenue cost per day payable, tranche two		50.00%
Seadrill | Credit Facility $100M | Revolving Credit Facility
Related Party Transaction [Line Items]
Maximum borrowing capacity	$ 100,000,000
Commitment fee percentage	2.00%
Seadrill | Minimum
Related Party Transaction [Line Items]
Mark-up charged on costs to related parties, percent		4.85%
Seadrill | Maximum
Related Party Transaction [Line Items]
Mark-up charged on costs to related parties, percent		8.00%
London Interbank Offered Rate (LIBOR) | Seadrill | Credit Facility $100M | Revolving Credit Facility
Related Party Transaction [Line Items]
Basis spread (as percent)	5.00%
Cash distribution | Seadrill
Related Party Transaction [Line Items]
Distributions			$ 6,200,000	$ 6,100,000